INCOME TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Consolidated Pretax Income (Loss)	The Company’s consolidated pretax income (loss) for the period from July 28 to December 31, 2022 (Successor Period), the period from January 1 to July 27, 2022 (Predecessor Period), the year ended December 31,
2021 (Predecessor Period) and the year ended December 31, 2020 (Predecessor Period) were generated by domestic and foreign operations as follows:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As Restated)	(As Restated)
(In thousands)	Successor	Predecessor
Loss before income taxes:
United States	$(125,281)	$(17,676)	$(15,320)	$(13,243)
Foreign	(1,079)	(3,268)	5,346	7,479
Total	$(126,360)	$(20,944)	$(9,974)	$(5,764)

Schedule of Provision for Income Taxes
The provision for income taxes for the period from July 28 to December 31, 2022 (Successor Period), the period from January 1 to July 27, 2022 (Predecessor Period), the year ended December 31, 2021 (Predecessor Period) and the year ended December 31, 2020 (Predecessor Period) consisted of the following:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As Restated)	(As Restated)
(In thousands)	Successor	Predecessor
Current provision (benefit):
Federal	$—	$—	$—	$(363)
State	20	19	58	(19)
Foreign	—	4	170	32
	20	23	228	(350)
Deferred (income) expense:
Federal	(4,557)	38	7,597	(2,473)
State	(1,266)	52	1,777	(571)
Foreign	—	—	—	—
	(5,823)	90	9,374	(3,044)
Net income tax (benefit) provision	$(5,803)	$113	$9,602	$(3,394)

Schedule of Components of Income Tax Expense
The components of income tax expense related to the following:

	Period from July 28 to December 31,	Period from January 1 to July 27,	Year ended December 31,	Year ended December 31,
	2022	2022	2021	2020
			(As Restated)	(As Restated)
	Successor	Predecessor
Income tax benefit at Bailiwick of Jersey for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	—%	—%	—%	—%
U.S./foreign tax rate differential	20.7%	17.7%	30.5%	47.7%
State income tax benefit, net of federal benefit	2.4%	1.4%	1.8%	8.2%
Permanent Items	0.2%	(0.1)%	(0.2)%	(1.5)%
Noncontrolling interest	(1.1%)	0.0%	0.0%	0.0%
Change in valuation allowance	(6.1%)	(16.9%)	(141.0%)	0.0%
Transaction bonuses	—%	8.6%	—%	—%
Transaction costs	—%	(11.3)%	—%	—%
PPP Loan forgiveness	—%	—%	14.4%	—%
True-Ups	—%	—%	(1.8)%	1.1%
Tax credits	—%	—%	—%	3.4%
Goodwill impairment	(11.4)%	—%	—%	—%
Total income tax (benefit) expense	4.6%	(0.6)%	(96.3)%	58.9%

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 (Successor Period) and December 31, 2021 (Predecessor Period) are presented below:

	As of December 31,	As of December 31,
	2022	2021
		(As Restated)
(In thousands)	Successor	Predecessor
Deferred tax assets:
Accrued interest to foreign related parties	$1,660	$581
Lease liability	2,434	—
Intangibles	—	4,108
Formation costs	1,509	1,629
Net operating losses	13,117	4,995
Inventory reserve	1,731	81
Transaction costs	—	1,358
Other temporary differences	646	1,148
Accrued compensation	1,377	831
R&D tax credits	379	379
Non-deductible interest carryover	3,350	1,422
Below market contract	2,373	—
Capitalized research	2,538	—
Investment in Waldencast LP	3,466	—
Total deferred tax assets	34,580	16,532
Deferred tax liabilities:
Goodwill	(285)	(2,794)
Fixed asset basis	(370)	(226)
Lease asset	(2,025)	—
Intangibles	(46,206)	—
Inventory	—	—
Total deferred tax liabilities	(48,886)	(3,020)
Net deferred tax (liabilities) assets	(14,306)	13,512
Less: valuation allowance	(7,944)	(14,060)
Net deferred tax liabilities	$(22,250)	$(548)

Summary of Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2022 (Successor Period) and December 31, 2021 (Predecessor Period) were as follows:

	As of December 31, 2022		As of December 31, 2021
			(As Restated)
	Successor		Predecessor
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$50,772	Do Not Expire	$20,880	Do Not Expire
Net operating losses, state	$39,366	2039-2042	$9,772	2039-2041
Tax Credits, federal	$283	2038-2039	$283	2038-2039
Tax Credits, state	$121	Do Not Expire	$121	Do Not Expire